Credit Facilities - Short term loans banks (Details)			12 Months Ended
	Sep. 25, 2020 CNY (¥)	Sep. 25, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Security deposit							$ 109,221
Properties pledged as collateral						¥ 36,626,600	5,200,000
Total				$ (4,514,380)			(4,696,055)
Short-term loans - banks				4,150,309			$ 4,359,210
Repayment of debt			$ 1,137,574	4,755,264	$ 11,375,158
Zeshu Dai
Line of Credit Facility [Line Items]
Stock right (as a percent)						6.25%	6.25%
GA Yongpeng
Line of Credit Facility [Line Items]
Properties pledged as collateral						¥ 36,626,600	$ 5,200,000
Stock Pledged AS Collateral						1,250,000	200,000
JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral						¥ 5,517,400	800,000
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - banks				4,150,309			4,359,210
Discontinued operations
Line of Credit Facility [Line Items]
Total				(364,071)			$ (336,845)
Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch
Line of Credit Facility [Line Items]
Weighted average interest rate						6.09%	6.09%
Total				(1,456,187)			$ (1,273,794)
Chongqing Rural Commercial Bank
Line of Credit Facility [Line Items]
Weighted average interest rate						6.74%	6.74%
Total				(2,694,122)			$ (1,839,928)
Chongqing Beibei Chouzhou Bank Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate						6.96%	6.96%
Total				(364,071)			$ (336,845)
Principal amount due before October 21, 2020	¥ 110,000	$ 16,000
Interest amount due before October 21, 2020	93,466	13,000
Remaining balance that is to be repaid at 21th of each month since November 2020	¥ 100,000	$ 14,000
Increase in interest rate (as a percent)	50.00%	50.00%
Repayment of debt	¥ 114,939	$ 16,000
The Agriculture Bank of China Chongqing Yubei Branch
Line of Credit Facility [Line Items]
Weighted average interest rate						3.85%	3.85%
Total				0			$ (467,058)
China Zheshang Bank Chongqing Branch
Line of Credit Facility [Line Items]
Weighted average interest rate						5.35%	5.35%
Total				$ 0			$ (778,430)
China Zheshang Bank Chongqing Branch | JMC
Line of Credit Facility [Line Items]
Properties pledged as collateral						¥ 12,090,000	$ 1,700,000